Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000028787 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028787 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028787 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028787 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028787 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028787 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028787 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028787 | International Business Machines Corp.___BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028787 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028787 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028787 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028787 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028787 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000028787 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000028787 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028787 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028787 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028787 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028787 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028787 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028787 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028787 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028787 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028787 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028787 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028787 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028788 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028788 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028788 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028788 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028788 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028788 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028788 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028788 | International Business Machines Corp.___BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028788 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028788 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028788 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028788 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028788 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000028788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000028788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028788 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028788 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028789 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028789 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028789 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028789 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028789 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028789 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028789 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028789 | International Business Machines Corp.___BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028789 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028789 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028789 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028789 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028789 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000028789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000028789 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028789 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028789 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028789 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028789 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028789 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028789 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028789 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000074892 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074892 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074892 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074892 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074892 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074892 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074892 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074892 | International Business Machines Corp.___BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074892 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074892 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074892 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000074892 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074892 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000074892 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000074892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000074892 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000074892 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074892 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074892 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074892 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)